Net Income Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Net Income Per Common Share	The following table sets forth the computation of net income per common share:

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Net income (loss) per common share
Numerator:
Net income (loss) attributable to biote Corp. stockholders (basic)	$(13,236)	$102,220
Plus: Net income (loss) attributable to noncontrolling interest	—	(58,875)

Net income (loss) attributable to biote Corp. stockholders (diluted)	$(13,236)	$43,345

Denominator:
Weighted average shares outstanding (basic)	7,605,031	7,596,379
Effect of potentially dilutive securities
RSUs	—	1,745,056
Stock Options	—	240,168
Class V Voting Stock	—	48,565,824

Weighted average shares outstanding (diluted)	7,605,031	58,147,427

Net income (loss) per common share
Basic	$(1.74)	$13.46
Diluted	$(1.74)	$0.75
The following table sets forth the computation of net income (loss) per common unit:

	Year ended December 31,
	2021	2020	2019
Net income (loss) per unit
Numerator
Net Income (loss)	$32,619	$29,162	$21,287
Income allocated to participating securities	—	—	—

Numerator for basic net income (loss) per unit	32,619	29,162	21,287

Effect of dilutive securities on allocated net income to common units
Class A, AA, and AAA	—	—	—

Numerator for diluted net income (loss) per unit	32,619	29,162	21,287

Denominator (Weighted average units outstanding)
Class A, AA, and AAA	979,800	979,800	979,800
Effect of dilutive securities on weighted average units outstanding
Class A, AA, and AAA	—	—	—

Denominator for diluted net income (loss) per weighted average common units	979,800	979,800	979,800

Net income (loss) per common unit
Class A, Class AA, and Class AAA
Basic and diluted	$33.29	$29.76	$21.73
Basic and diluted weighted average common units outstanding	979,800	979,800	979,800
Percentage allocated to common members	100.0%	100.0%	100.0%

Schedule of Computation of Diluted Weighted Average Shares Outstanding
The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted weighted average shares outstanding for the periods indicated because including them would have had an antidilutive effect:

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
RSUs	2,905,015	134,000
Stock Options	4,250,173	78,800
Class V Voting Stock	48,565,824	—
Public Warrants	7,937,466	7,937,466
Private Placement Warrants	5,566,666	5,566,666
Earnout Voting Shares	10,000,000	10,000,000
Sponsor Earnout Shares	1,587,500	1,587,500

	80,812,644	25,304,432